                                                            UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                                      Washington, D.C. 20549

                                                             FORM N-CSR

                                        CERTIFIED SHAREHOLDER REPORT
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   Investment Company Act file number 811-04750
                                                                                           -------------

                                            Fenimore Asset Management Trust
              - ------------------------------------------------------------------------------
                                   (Exact name of registrant as specified in charter)

                                                    384 North Grand Street
                                                           P.O. Box 399
                                               Cobleskill, New York 12043
           - ------------------------------------------------------------------------------
                                (Address of principal executive offices) (Zip code)

                                                    Thomas O. Putnam
                                       Fenimore Asset Management Trust
                                              384 North Grand Street
                                          Cobleskill, New York 12043
       - ------------------------------------------------------------------------------
                                   (Name and address of agent for service)

                Registrant's telephone number, including area code: 1-800-453-4392
                                                                                              ------------------

                                    Date of fiscal year end: December 31
                                                                      ---------------

                                 Date of reporting period: June 30, 2015
                                                                 ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.
The semi-annual report to stockholders is filed herewith.

FAM Funds

In-depth research. Insightful investing

Semi-Annual Report

June 30, 2015

Value Fund

Equity-Income Fund

Small Cap Fund

Table of Contents

Chairman’s Commentary

1

FAM Value Fund

Letter to Shareholders

4

Portfolio Data

10

Statement of Investments

11

FAM Equity-Income Fund

Letter to Shareholders

16

Portfolio Data

22

Statement of Investments

23

FAM Small Cap Fund

Letter to Shareholders

27

Portfolio Data

31

Statement of Investments

32

Statement of Assets and Liabilities

36

Statement of Operations

37

Statement of Changes in Net Assets

38

Notes to Financial Statements

40

Expense Data

51

Supplemental Information

53

Privacy Policy

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers.  You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

Chairman’s Commentary

June 30, 2015

Dear Fellow Shareholder,

One of the silver linings of a long, hard winter is that it makes you appreciate the summer all the more. Take a look at the number of families along the shores and boats in the water at Lake George this summer and you’ll know it was another one of those winters here in the Northeast. Across the Atlantic, Europeans are just beginning their summer holiday season. One group — the citizens of Greece — is experiencing a holiday of a different kind: a bank holiday. The showdown between Greece and its neighbors was just one of many factors influencing the financial markets in the first half of 2015. However, while various world economies, including our own, are certainly facing challenges, there are plenty of silver linings for long-term patient investors.

The S&P 500 Index, an index of stock prices of the largest 500 corporations in the United

States by market capitalization, was essentially flat for the first half of 2015. Including dividends, the S&P 500 Index returned 1.23%. Stock prices of smaller company stocks, rep-

resented by the Russell 2000 Index, rose 4.75%. The S&P 500 began 2015 on a down note,

falling 2.3% in January. Then, in February, it rebounded and remained in a range between flat and up 3.5% until it fell at the end of June. We said at the beginning of this year that we thought it improbable that the broad U.S. stock markets would repeat the double-digit returns of 2012 to 2014 and so far this notion seems to be correct. Against this market backdrop, our three mutual funds all had positive returns (please read the details pro-

vided in the Fund letters that follow).

We still characterize U.S. stocks as “fairly” priced meaning stock prices are in line with what we think the businesses are worth. Bargains are as scarce as they were at the begin-

ning of the year, maybe more so. This does not deter us, it energizes us! Markets tend to be fairly priced (often overpriced) over time. So, from this perspective, the environment feels more “normal” than it has in some time.

Our focus on being long-term investors in a small number of high-quality companies that possess solid balance sheets and skilled management means we don’t need a multitude of bargains to preserve and grow your wealth over the long term — just a handful. We roll up our sleeves and diligently analyze operations thoroughly, company-by-company, looking for great ones that happen to be unloved, misunderstood, or undiscovered at the moment.

This is what we love to do! We believe that our patient pursuit of capital preservation and growth is well-suited for all environments, but even more so for this one.

We unearthed a few of these bargains in the first half of the year, investing in six new companies among the three mutual funds. Our new holdings are diverse, including an industrial gas supplier (Airgas, Inc.), a watchmaker (Fossil Group, Inc.), a manufacturer of specialty materials and chemicals (Ferro Corporation), and a couple of small banks. We

Chairman’s Commentary

sold five holdings that had either appreciated beyond what we felt they were worth or, in one case, turned out to be a mistake (Rosetta Stone, Inc.). With these, along with other portfolio actions, we believe we improved both the return potential of the Funds and the aggregate quality of our holdings.

The stock market was relatively calm for most of the first six months of the year until problems in the Eurozone climaxed and the S&P 500 Index dropped 2.1% on June 29.

Stocks hadn’t moved +/-2% all year before this event occurred. Greece versus Germany wasn’t the only spectacle that mesmerized investors. The focus on when and how fast the

Federal Reserve would raise interest rates, the fluctuation of oil prices, the pace of U.S.

economic recovery, and the slowing growth of the BRICs (Brazil, Russia, India, and China)

also stirred emotions and moved markets. These, and other as of yet unknown issues, will continue to be factors in the coming months. We wouldn’t be surprised if stock prices become more volatile as a result. For bargain hunters, volatility has a silver lining —

opportunity.

We are often asked about global macroeconomic and geopolitical events and how they might affect our investment strategy. Of course we are always happy to give our view, for what it’s worth. But our answer to the second part is some form of “they don’t.” Those who do not know us well are sometimes incredulous. They assume that investors’ strate-

gies must be contingent on these events since they dominate the headlines. The key is,

“What type of investor are you?”

I liken it to boating. To say one is a boater is ambiguous. There is a vast difference between, say, a sailor and a powerboater. Sailors assess the strength and direction of the prevailing wind and position their sails in an attempt to harness it; the winds will deter-

mine where they go and how fast they reach their destination. A powerboater’s focus is on their motor. Winds and conditions are a factor, but a strong and reliable motor will carry them to their destination. Investors who “own the market” by being widely diversi-

fied in hundreds of stocks are like sailors. Their returns over a typical holding period will be largely determined by environmental factors like Greece, Federal Reserve movements,

and oil prices. It is no wonder they monitor these events like a sailor does the wind. By contrast, we are more like powerboaters. Our potential returns over our investment hori-

zon will be determined by the collective growth in value of the relatively small number of businesses in which we invest. We spend much less time on deck assessing the wind, and much more time in the engine room fine-tuning our engines. We spend hours examining

SEC filings, visiting our holdings, and checking in with their competitors to try to ensure that our portfolios have the horsepower to carry us through all conditions.

For the patient, long-term investor there are silver linings amidst the often gloomy finan-

cial headlines. The situation in Europe is unprecedented and its outcome uncertain. We are sympathetic to the hardships borne by the Greeks. For U.S. companies, the stronger

Chairman’s Commentary

dollar resulting from unrest in the Eurozone is a headwind to real and reported revenue growth. However, many enterprises, including our portfolio holdings, are using the strong dollar to make value-enhancing acquisitions overseas (similar to European vaca-

tions, European businesses have recently become much cheaper). So far, the drop in oil prices has created a headwind for U.S. economic and corporate earnings growth, but has made high-quality energy-related names much cheaper. We are building a list of these great companies and plan to invest in them should they hit our buy prices. Higher interest rates may be a headwind for some corporations, but not the cash-generating, low-lever-

age operations in which we invest. Higher rates, in fact, may weaken their competitors.

Moreover, higher rates should improve the earnings power of our financial holdings. The bottom line is, even with these challenges, the managements we have invested in con-

tinue to grow their businesses and find new ways to create value.

So this summer we hope you remember that while there are certainly challenges world-

wide, there are plenty of silver linings for long-term patient investors. Thank you very much for your ongoing trust in us.

Thomas O. Putnam, Founder & Chairman

Research Team

Andrew F. Boord

John D. Fox, CFA

Kevin D. Gioia, CFA

Paul C. Hogan, CFA

Marc D. Roberts, CFA

Drew P. Wilson, CFA

FAM Value Fund

June 30, 2015

Dear Fellow Value Fund Shareholder,

The S&P 500 Index hit several new highs during the first half of the year, but declined from the  most  recent  peak  in  late  May  to  finish  up  slightly  at  June  30,  2015.  The  last  few  days of  the  second  quarter  were  particularly  weak  after  the  government  in  Greece  could  not come  to  an  agreement  with  its  creditors  for  loan  payments  due  at  the  end  of  the  month.  While there is turmoil in Europe, the economy in the United States looks good despite some weather-induced  slowdowns  during  a  long  winter  earlier  this  year.  American  business continues to do well with 2015 projected to be another year of record profits for companies represented in the S&P 500 Index.

Performance Detail

At  June  30,  2015  the  net  asset  value  of  the  FAM  Value  Fund  was  $67.25.  This  represents  an increase  of  1.01%  from  the  beginning  of  the  year.  For  comparison,  the  S&P  500  Index  increased 1.23% and the Russell Midcap Index increased 2.35%.

Best Performers

The  best  performer,  on  a  dollar-weighted  basis,  for  the  six  months  ended  June  30,  2015 was  Markel  Corporation  with  more  than  $7.64  million  in  gains.  Markel  writes  specialty insurance  and  reinsurance  globally.  Financial  results  for  the  six  months  ended  March  31, 2015 were quite strong, propelling the stock price up 17% year-to-date. Longer-term results have also been terrific. The main way to evaluate an insurance company’s performance is growth  in  book  value  per  share  over  time.  Book  value  is  the  net  worth  of  the  business  and in  order  to  do  well  that  net  worth  must  grow.  Since  our  first  purchase  of  Markel  stock  in March 2001, it has compounded its book value at 12.25% per year for 14 years.

The  second-best  performer  was  MEDNAX,  Inc.  with  a  gain  of  $6.21  million.  MEDNAX  is a  health  care  service  company  that  runs  neonatal  intensive  care  units  at  hospitals  and provides anesthesia services. In May of 2015, MEDNAX announced the acquisition of vRad which  will  allow  them  to  enter  into  the  radiology  market,  their  third  business  segment.  We  estimate  that  this  acquisition  should  add  $200  million  of  new  sales  over  the  next  12 months  and  have  a  positive  impact  on  earnings  per  share.  MEDNAX’s  core  business  continues to perform well with the most recently reported quarter showing double-digit earnings per share growth.

The third-best performer was YUM! Brands, Inc. with a gain of almost $5.70 million. While

YUM! continues to rebound from an earnings decline brought on by food quality issues in

FAM Value Fund

China, the large gain in the stock this year is due to the disclosure that a number of activist investors  have  taken  a  position  in  YUM!.  Activist  investors  buy  shares  of  a  company  that they think can be managed better or can increase shareholder value by making changes to the structure of the operation. In this case it is being suggested to YUM! management that they  spin  out  their  fast  growing  operation  in  China  into  a  separate  business.  The  idea  is that  the  stock  prices  for  two  distinct  YUM!  Brands,  one  in  China  and  one  everywhere  else in the world, should be worth more than the current form of having them as one company.

Worst Performers

The  worst  performer,  on  a  dollar-weighted  basis,  with  a  loss  of  almost  -$4.00  million  was Knight Transportation, Inc. While the stock price is down from a peak reached in March, we  expect  2015  to  be  a  good  year  for  Knight  Transportation  with  sales  and  earnings  expected to grow 15% and 20%, respectively.

The second-worst performer was Berkshire Hathaway Inc. with a loss of more than -$3.50 million.  Berkshire  is  the  holding  company  managed  by  world-renowned  investor  Warren Buffett. The stock price has declined 9% year-to-date, but the fundamentals of the business remain  very  strong.  The  company  has  unmatched  financial  strength  with  $258  billion  in net  worth  and  $58  billion  in  cash.  Berkshire  owns  franchise  businesses  in  the  insurance, railroad, and utility industries and continues to search for acquisitions around the globe.

The third-worst performer was Franklin Resources, Inc. with a loss -$3.04 million. Frank-

lin Resources is an investment management company. The firm’s brands include Franklin

Funds and Templeton Funds. The stock price has been relatively flat for the last two years as  the  net  sales  of  their  mutual  funds  have  been  weak.  Franklin  has  a  fantastic  balance sheet with $8 billion of cash and considerable earnings power even in this slow period.

Portfolio Activity

Purchases

We  purchased  three  new  companies  during  the  first  half  of  the  year:  Fossil  Group,  Inc., Keysight Technologies, Inc., and Xilinx, Inc.

Fossil  Group  designs,  markets,  and  distributes  fashion  accessories,  primarily  watches.  It has an extremely diverse product and distribution portfolio. The company’s watch brands include  Fossil,  Michael  Kors,  Kate  Spade,  Burberry,  and  many  others.  Their  products  are sold in  Fossil  stores, department stores, jewelry stores, and online. The financial profile is excellent  with  high  profit  margins,  returns  on  equity  in  excess  of  25%,  and  a  strong  balance sheet. The stock price has declined around 30% in the last year due to some weak sales

FAM Value Fund

results in some of its distribution points, particularly department stores. In addition, Fossil’s  international  sales  have  been  impacted  by  the  strong  U.S.  dollar.  The  combination  of these  recent  reports and concern about a new entrant into the watch market has hurt the stock. We believe these events are temporary and that Fossil has significant growth opportunity  to  add  additional  brands  and  grow  in  Asia.  Finally,  we  find  ourselves  aligned  with the CEO who takes no salary and owns 12% of the company stock.

Keysight Technologies, Inc. provides electronic measurement solutions to the communications and electronics industries. The test equipment business was the original operation of the Hewlett-Packard Corporation in Palo Alto, CA. While Hewlett-Packard has been around for  more  than  50  years,  Keysight  is  relatively  new  as  a  public  company.  Keysight  became an  independent  business  in  October,  2014.  We  believe  that  as  an  independent,  management  should  be  able  to  focus  their  resources  on  product  development  and  growth.  Keysight meets our financial criteria with 20% operating margins, considerable free cash flow generation, and a strong balance sheet.

Xilinx, Inc. is a semiconductor company that designs and markets programmable circuits and  chips.  We  purchased  a  position  for  the  Fund  in  January  2015  after  a  disappointing earnings  report  caused  the  stock  to  decline  below  what  we  thought  it  was  worth.  Xilinx  is an  extremely  profitable  business  with  a  gross  profit  margin  of  almost  70%.  It  generates significant free cash flow which has been used to pay dividends and reduce the shares outstanding. Additionally, Xilinx has an extremely strong balance sheet with cash balances in excess of $3 billion. It is one of two companies that specialize in programmable chips. The other, Altera, was recently acquired by Intel Corporation and we would not be surprised to see another business purchase Xilinx.

Sales

We exited our entire position in two holdings during the year: Bed Bath & Beyond Inc. and

Protective Life Corporation.

Bed  Bath  &  Beyond  is  a  well-known  retailer  that  specializes  in  merchandise  for  the  home. The  company’s  brands  include  Bed  Bath  &  Beyond,  Christmas  Tree  Shops,  and  buybuy Baby.  We  owned  Bed  Bath  &  Beyond  stock  for  many  years.  We  originally  liked  the  company’s strong balance sheet and management’s skill at merchandising in the stores. In recent years,  we  have  become  concerned  about  the  long-term  profitability  of  the  business  due to  increased  competition  from  online  retailers.  Not  only  are  online  retailers  taking  sales from  physical  stores,  but  the  increased  competition  is  requiring  retailers,  like  Bed  Bath  & Beyond, to invest in their own online capabilities. We believe the combination of these two forces will reduce profit margins over time.

Protective Life was acquired by a Japanese insurance company on February 1, 2015 and the

Fund received $70 a share in cash for its shares.

FAM Value Fund

Outlook

While  preparing  to write this letter, we read some of our letters from years past. We were struck  by  the  June  30,  2012  letter  that  listed  the  then  current  problems  in  the  world  as American political gridlock, a slowdown in China, and a debt crisis in Europe. Of course we were amazed by the similarities of this short list to some of today’s problems. Some things never  change.  We  also  note  that  it  would  have  been  a  mistake  to  dwell  on  these  problems and stay out of the stock market until “things looked better.”

In  fact,  the  last  three  years  have  been  a  positive  period  for  U.S.  stock  investors.  Over  this time, the S&P 500 Index has increased about 50% in price. This is due to growth in earnings over  the  last  three  years  and  a  significant  increase  in  the  multiple  that  investors  are  willing to put on those earnings. The table below shows: the closing price of the S&P 500 Index, the  last  12  months  (LTM)  trailing  earnings  per  share,  and  the  price-to-earnings  multiple that investors were willing to pay for those earnings.

Closing

Price to

Price

S&P 500

Earnings

S&P 500

LTM EPS

Multiple

30-June-12

1,362

102

13.4x

30-June-15

2,063

117

17.6x

Change

51%

15%

32%

While  corporate  earnings  did  grow  over  this  period,  the  majority  of  investors’  return  was due to the change in the price-to-earnings multiple from 13.4 times to 17.6 times earnings. We  would  view  the  current  multiple  as  in  line  with  the  long-term  average  (29  years)  and conclude  that  future  stock  returns  will  be  lower  than  the  last  three  years  and  closer  to long-term averages.

While the increase in prices over the last few years has made it more difficult to find bar-

gains,  we  do  see  corporations  increasing  their  value  in  a  number  of  ways.  Many  of  the companies  that  we  follow  are  growing  their  sales  3%  to  6%  per  year.  Overall,  the  Fund’s holdings  are  using  their  substantial  cash  profits  to  expand  their  enterprises.  These  expansions  can  take  the  form  of  internal  investments  like  building  a  plant  or  opening  new stores,  or  external  investments  like  making  an  acquisition.  Many  of  the  Fund’s  holdings have completed acquisitions so far this year and we expect this trend to continue. As businesses  grow,  invest,  and  generate  cash  profits  they  generally  become  more  valuable.  It  is this value growth that leads to increasing stock prices over time.

FAM Value Fund

In  order  to  improve  our  odds  of  success  of  having  a  portfolio  of  businesses  that  can  increase their value over time, we focus on companies that meet certain principles. Our most important  principle  is  that  the  business  be  financially  strong  as  reflected  by  a  sturdy  balance  sheet,  above-average  profitability,  and  the  ability  to  generate  cash  profits.  We  also want these organizations to be well-managed by people who have both skill and integrity. Finally, we like to purchase the stock at a reasonable price compared to what we think the business is worth.

We have found that companies meeting these criteria can compound wealth over long pe-

riods  of  time  and  tend  to  perform  better  in  market  downturns.  Once  we  have  found  an exceptional business that meets our criteria, our preference is to own that stock for many years — this has two advantages. First, it allows the management to create value over time, thus increasing the price of the stock. Second, it reduces or defers capital gains taxes that may be due on the sale of an investment. We believe this long-term, tax-efficient approach to investing is a great way to build wealth over time.

Table of Long-Term Returns

Average Annual Total Returns as of June 30, 2015

Since

Inception

YTD

1-Year       3-Year

5-Year      10-Year

(1/2/87)

FAM Value Fund (FAMVX)

1.01%

7.77%

16.66%      14.70%

6.79%

10.58%

Russell Midcap Index

2.35%

6.63%

19.26%      18.23%

9.40%

11.87%

S&P 500 Index

1.23%

7.42%

17.31%

17.34%

7.89%

10.18%

The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Thank you for your partnership with us in FAM Value Fund.

John D. Fox, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

FAM Value Fund

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Value Fund — Portfolio Data (Unaudited)

As of June 30, 2015 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Property & Casualty Insurance

13.5%

Machinery & Equipment

8.2%

Money Market Fund

6.6%

Health Care Services

5.8%

Banking

5.7%

Real Estate Development

5.2%

Insurance Agency

4.6%

Retail Stores

4.6%

Health Care Equipment/Devices

4.2%

Investment Management

3.8%

Automotive

3.7%

Transportation

3.6%

Oil & Gas Exploration

3.2%

Diversified Manufacturing

3.1%

Restaurants

3.0%

Computer Software & Services

2.9%

Auto Parts & Equipment

2.8%

Advertising Agencies

2.3%

Health Care Distribution

2.2%

Semiconductors

2.1%

Home Furnishings

2.0%

Other

6.9%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its  complete  schedule  of  portfolio  holdings  with  the  Securities  and  Exchange  Commission  for  the first  and  third  quarters  of  each  fiscal  year  on  Form  N-Q;  (ii)  the  Fund’s  Forms  N-Q  are  available  on the  Commission’s  website  at  http://www.sec.gov;  (iii)  the  Fund’s  Forms  N-Q  may  be  reviewed  and copied  at  the  Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund makes  the  information  on  Form  N-Q  available  to  shareholders,  upon  request,  by  calling  FAM  Funds at 1-800-932-3271.

FAM Value Fund — Statement of Investments

June 30, 2015 (Unaudited)

SHARES

VALUE

COMMON STOCKS (93.4%)

Advertising Agencies (2.3%)

Interpublic Group of Companies, Inc.

  •   provides advertising and marketing services

1,182,700

$  22,790,629

Automotive (3.7%)

CarMax, Inc.*

  •   specialty retailer of used cars and light-trucks in the USA

550,000

36,415,500

Auto Parts & Equipment (2.8%)

AutoZone, Inc.*

  •   retail and distribution of automotive replacement parts and accessories

41,700

27,809,730

Banking (5.7%)

Bank of the Ozarks, Inc.

  •   retail and commercial banking services in the Southeast

506,000

23,149,500

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, cor-

porations and institutions in the Northeast and Mid-Atlantic

125,000

15,616,250

South State Corporation+

  •   banking services to individual and corporate customers in the Carolinas

234,110

17,790,019

+Name changed 6/30/14 from First Financial Holdings, Inc.

56,555,769

Commercial Services (1.1%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals,

347,000

10,559,210

subsidiary classroom manufacturing

Computer Software & Services (2.9%)

CDW Corporation

  •   provides information technology (IT) solutions

858,000

29,412,240

Diversified Manufacturing (3.1%)

Illinois Tool Works, Inc.

  •   manufactures engineered products such as plastic and metal

339,950

31,204,010

components and fasteners

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2015 (Unaudited)

SHARES

VALUE

Electronic Equipment (1.7%)

FLIR Systems, Inc.

  •   designs, manufactures, and markets thermal imaging systems worldwide

564,728

$  17,404,917

Health Care Distribution (2.2%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian,

445,000

21,649,250

and rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (4.2%)

Stryker Corporation

  •   operates a medical technology company offering Orthopedic Implants

266,000

25,421,620

and MedSurg Equipment

Waters Corporation*

  •   designs, manufactures, sells and services analytical instruments used

125,000

16,047,500

in a wide range of scientific research

41,469,120

Health Care Services (5.8%)

MEDNAX, Inc.*

  •   health care services company focused on physician services for

776,400

57,539,004

newborn, maternal-fetal and other pediatric subspecialty care

Home Furnishings (2.0%)

Mohawk Industries, Inc.*

  •   produces floor covering products for residential and commercial applications

103,100

19,681,790

Hotels (1.0%)

Starwood Hotels & Resorts Worldwide Inc.

  •   operates as a hotel and leisure company

121,000

9,811,890

Insurance Agency (4.6%)

Brown & Brown, Inc.

  •   one of the largest independent general insurance agencies in the U.S.

1,409,696

46,322,611

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2015 (Unaudited)

SHARES

VALUE

Investment Management (3.8%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

480,000

$23,534,400

services as well as retail-banking and consumer lending services

T. Rowe Price Group, Inc.

  •   asset managment holding company providing its services to individual

190,000

14,768,700

and institutional investors, retirement plans, and financial intermediar-

ies

38,303,100

Machinery & Equipment (8.2%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

642,400

22,997,920

Graco, Inc.

  •   supplies systems and equipment for the management of fluids in

180,550

12,824,466

industrial, commercial and vehicle lubrication applications

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and pumps

576,750

45,321,015

81,143,401

Oil & Gas Exploration (3.2%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

305,000

26,702,750

natural gas and crude oil

Evolution Petroleum Corporation

  •   engages in the acquisition, exploitation, and development of properties

185,646

1,223,407

for the production of crude oil and natural gas

Southwestern Energy Company*

  •   energy company that engages in the exploration, development, and

178,000

4,045,940

production of natural gas and crude oil

31,972,097

Property & Casualty Insurance (13.5%)

Berkshire Hathaway, Inc. - Class A*

  •   holding company for various insurance and industrial companies

163

33,390,550

Loews Corporation

  •   operates primarily as a commercial property and casualty insurance company

269,700

10,386,147

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2015 (Unaudited)

SHARES

VALUE

Property & Casualty Insurance (continued)

Markel Corporation*

  •   sells specialty insurance products

64,850

$ 51,924,098

White Mountain Insurance Group, Ltd.

  •   personal property and casualty insurance, and reinsurance

58,693

38,440,393

134,141,188

Publishing (1.2%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

technical, professional and medical books and journals

217,000

11,798,290

Real Estate Development (5.2%)

Brookfield Asset Management, Inc. - Class A

  •   asset management holding company that invests in property,

1,102,500

38,510,325

power and infrastructure

Forest City Enterprises Inc. - Class A*

  •   acquires, owns, develops, and manages commercial and residential real

600,000

13,260,000

estate and land in the United States

51,770,325

Restaurants (3.0%)

YUM! Brands, Inc.

  •   quick service restaurants including KFC, Pizza Hut and Taco Bell

330,600

29,780,448

Retail (1.0%)

Fossil Group, Inc.*

  •   designs, develops, markets, and distributes consumer fashion accessories

150,000

10,404,000

Retail Stores (4.6%)

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

939,688

45,678,234

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2015 (Unaudited)

SHARES

VALUE

Semiconductors (2.1%)

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor products for various

260,000

$ 12,330,500

embedded control applications

Xilinx, Inc.

  •   worldwide leader of programmable logic solutions

200,000

8,832,000

21,162,500

Technology (0.9%)

Keysight Technologies, Inc.*

  •   provides electronic measurement solutions to the communications and

300,000

9,357,000

electronics industries in the United States and internationally

Transportation (3.6%)

Forward Air Corporation

  •   provides surface transportation and related logistics services to the

389,233

20,341,317

deferred air freight market in North America

Knight Transportation, Inc.

  •   transportation of general commodities in the U.S.

576,900

15,426,306

35,767,623

Total Common Stocks (Cost $369,201,077)

$929,903,876

TEMPORARY INVESTMENTS (6.6%)

Money Market Fund (6.6%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)**

65,427,893

65,427,893

Total Temporary Investments (Cost $65,427,893)

$   65,427,893

Total Investments (Cost $434,628,970)

$995,331,769

* Non-income producing securities

** The rate shown represents the effective yield at 6/30/15

See Notes to Financial Statements

FAM Equity-Income Fund

June 30, 2015

Dear Fellow FAM Equity-Income Fund Shareholder,

Highlights

      •

FAM Equity-Income Fund posted a return of 0.68% for the first half of 2015.

      •

The 5-Year compounded annualized growth rate of the dividends for the Fund’s holdings was 11.6% as of 6/30/2015.

The strategy of the Fund is to invest in high-quality companies that pay solid dividends and we like these dividends to grow over time. This can be a great advantage to sharehold-

ers because the dividend yield, based on the original cost basis of the investment, grows as well. Our team handpicks each investment in the Fund through our active research process. Due to the fact that we spend so much time getting to know these investments,

we want them to contribute to the performance of the Fund for many years. We have no interest in selling holdings just to make a few percentage points of return before moving on to the next short-term trade. We are looking for investments that can compound over the long term. This has been the Fund’s philosophy since its inception in 1996.

Performance Detail

Performance

YTD

1 Year

3 Year

5 Year

10

Years

FAM Equity-Income Fund

0.68%

2.92%

14.25%

14.48%

5.90%

Russell Midcap Index

2.35%

6.63%

19.26%

18.23%

9.40%

S&P 500 Index

1.23%

7.42%

17.31%

17.34%

7.89%

For the first half of the year the Fund lagged behind the Russell Midcap Index as well as the S&P 500 Index.  This is partially due to dividend-paying stocks not keeping up with stocks that don’t pay a dividend as well as some larger holdings reporting disappointing results.  Information Technology was the best performing sector as merger and acquisi-

tion activity drove those stocks higher.  Industrials and Consumer Staples also turned in solid performance.  Our investments in the Consumer Discretionary, Utilities, and Finan-

cial sectors were the worst performing sectors.

Best Performers

US Ecology, Inc. was the best performing company in the portfolio, on a dollar-weighted basis, for the first half of the year with a gain of $1.28 million.  US Ecology is a hazard-

FAM Equity-Income Fund

ous waste treatment and disposal firm that owns irreplaceable landfill assets. In today’s world it is nearly impossible to open a new hazardous waste landfill due to the regulatory and environmental permitting process. In addition, the “not in my backyard” phenom-

enon creates an additional hurdle. Last year, US Ecology made a large acquisition of the

Environmental Quality Company (EQ). Management did a terrific job integrating EQ and results have been solid since the transaction. US Ecology reported good fourth quarter results and issued guidance that was above expectations for the full year of 2015. First quarter results were also solid. This stock was the cheapest in the portfolio at year-end and we added to the name in November, again making it a top position going into this year.

Altera Corporation was the second-best performer with a gain of $0.98 million as they agreed to be acquired by Intel Corporation. Altera is a semiconductor specializing in Field

Programmable Gate Arrays (FPGAs). Two companies command the lion’s share of the market, Altera and Xilinx, both of which are held in the Fund. We expect that another company may make an offer to acquire Xilinx at some point since they are the “last man standing” in the FPGA marketplace.

Flowers Foods, Inc. was the third-best performer with a gain of $0.74 million. Flowers

Foods is digesting the acquisition of Hostess Bread which significantly grew their geo-

graphic reach in the United States. During this process there were duplicate costs that put pressure on margins in the near term, but they are beginning to abate. The company is still managing through the reintroduction of Hostess Snack Cakes to the market by a competitor. Additionally, Flowers Foods is nearing the end of systems upgrades at their

LePage Bakery which they acquired a few years ago. Management continues to use free cash flow to pay down long-term debt from the Hostess Bread acquisition. We expect there could be more acquisitions to come as the industry continues to consolidate. Flow-

ers Foods also has a long tradition of paying increasing dividends to shareholders and this year hiked the dividend again by 15.8%.

Worst Performers

Mattel, Inc. was the worst performer, on a dollar-weighted basis, with a loss of -$1.33 million for the first half of the year. The stock sold off after the company reported poor holiday sales.  Mattel missed in three areas of the Holiday Season: brand communication was ineffective, innovation was subpar, and their tactic of shifting marketing dollars more toward the Holiday Season didn’t generate the desired impact on sales.

After two poor years of sales results, the Mattel board felt compelled to replace their CEO.

They named Christopher Sinclair as the permanent CEO. Sinclair has served on the Mattel board since 1996 and had a successful career as a senior executive for Pepsi Co. Sinclair’s plan focuses on their core brands, strengthening the supply chain, ramping up in-store

FAM Equity-Income Fund

execution, capitalizing on emerging market growth, and continuous cost improvements.

The first quarter results were better than anticipated, however the company will now have to execute on their current plan in order to build on this early success.

We reduced our position in Mattel after enduring two painful years of poor execution and stock price declines. We believe the stock is worth more than the current price if the new

CEO is successful, however Mattel doesn’t merit being in the Fund’s Top 10 Holdings. Ad-

ditionally, we believe the dividend may not be increased for quite some time as the busi-

ness undergoes a turnaround. Unfortunately, it is a company where the majority of its sales are tied to the Holiday Season. If something goes wrong, we have to wait a full year for the next Holiday Season to come around again to see earnings growth.

McGrath RentCorp was the second-worst performer with a loss of -$0.79 million. The stock traded down after reporting poor first quarter results as earnings declined 13%

against an easy comparison over the first quarter of 2014. The shortfall was in the TRS

Rentelco business where test and measurement equipment used in deploying next gen-

eration communications networks was sluggish. This type of equipment is rented out at a high price so any drop-off negatively impacts earnings. Overall, utilization in TRS Rent-

elco has declined for the last three years. Depreciation is the largest expense item for TRS representing 70%+ of total operational expenses. As a result, management is selling some equipment to reduce depreciation expense.

The second problem area is Adler Tanks’ sizeable rental rates for large fracking tanks which have plummeted due to oversupply and lower activity levels in the Exploration

& Production sector.  Management expects this situation to persist for the foreseeable future. They are trying to sell some of these tanks to reduce the bite from depreciation expense.

The Modular buildings business segment had a terrific quarter and is seeing nice growth in utilization, although it still remains well below pre-recession levels. Despite the strength in this business, it wasn’t enough to overcome the weakness in TRS Rentelco and

Adler Tanks.

Management is maintaining their earnings guidance for the year and will put cost-cut-

ting measures in place if they don’t see any improvement in coming quarters. The first quarter is always their smallest quarter which means the company could recover some earnings growth as the year progresses. The dividend was increased over the prior year,

but only by a modest 2%.

DSW Inc. was the third-worst performer declining -$0.52 million despite reporting very good results for their fiscal first quarter that were ahead of Wall Street expectations. In addition, DSW opened 18 new stores. We had admired DSW for a number of years as a

FAM Equity-Income Fund

great retailer with a long runway for growth; however, the stock always looked too expen-

sive so we never bought shares. That changed last year when DSW stumbled and retailers in general were under pressure from harsh winter weather which caused widespread store closings. These factors led to an earnings decline which drove the stock price down to an attractive valuation. We took a position in the company last July with an average cost of $26.80 per share. At June 30, 2015 the stock price was $33.37, representing a 25%

appreciation in the investment, which includes the decline noted above. For the sake of comparison, the S&P 500 Index only appreciated 7.4% over the past 12 months.

We believe DSW is capable of sustaining positive same-store sales while adding a signifi-

cant number of new stores. Furthermore, management increased the dividend more than

6% over the prior year and may increase the dividend as cash flow grows.

Portfolio Activity

Purchases

During the first half of the year, we added considerably to our OneBeacon Insurance

Group, Ltd. position. The stock traded down after rumors that OneBeacon was going to be sold to a Chinese company were not substantiated. Further pressure on the stock came from fears of future interest rate hikes which tend to drive down the price of higher divi-

dend yielding stocks. At the end of June, the dividend yield on OneBeacon was 5.8%.

We also started buying shares in Airgas Inc., an industrial gas and welding equipment supplier. You may have noticed their trucks driving on the road. The company provides gases in both large bulk form as well as smaller cylinders. As the industrial economy in the United States continues to improve and commercial construction increases, Airgas should benefit. There is also a significant opportunity to buy other industrial gas compa-

nies because the market is highly fragmented.

Sales

We sold our entire positions of Questar Corp., The Western Union Company, and Physi-

cians Realty Trust because they had performed well and were trading at high valuations.

We trimmed a small percentage of our shares in Altera Corporation after the stock ran up on speculation that Intel Corporation was in talks to acquire the business. We still hold the majority of our shares to take full advantage of the generous purchase price from

Intel which materialized several weeks after the rumor.

We also trimmed our position in Digital Realty Trust, Inc. as the stock price moved higher and it became an outsized position in the portfolio. Over the previous two years, we

FAM Equity-Income Fund

increased our position several times after Digital Realty reported disappointing results quarter after quarter. We were convinced the company was worth more than investors were willing to pay at the time so we increased our shares substantially at lower and lower prices. Once Digital Realty started executing better, the share price appreciation combined with our larger share ownership contributed nicely to the performance of the

Fund.

The position in Mattel, Inc. was trimmed to reduce the exposure of the Fund to any future declines in the stock price. We still hold shares in Mattel to participate in the turnaround when it materializes. This remaining position is on a short leash.

Smaller sales include the full sale of Destination Maternity Corporation, as well as trim-

ming positions in Ross Stores, Inc., Sigma Aldrich Corporation, Winthrop Realty Trust,

and Xilinx, Inc.

Outlook

We believe that the underperformance of dividend investing strategies in the recent past could reverse, which may lead to a period of outsized returns for dividend strategies rela-

tive to the S&P 500 Index. Although past performance is not indicative of future results,

there are a number of examples of reversion to the mean where an underperforming group of stocks embarked on a period of outperformance and vice versa. For instance:

small-cap underperformance relative to the S&P 500 Index in the late ‘90s; brick and mortar old economy stock relative to dot.com companies also in the late ‘90s; and the U.S.

stock market relative to emerging markets in the middle part of the last decade.

The majority of holdings in the Fund have a long history of growing their dividends. They have increased their dividends in both good and bad economic environments, although growth slowed a bit in more challenging times. Today, we see the companies in the Fund growing their cash flow which allows them to not only reinvest in their own businesses,

but also increase the dividends paid to shareholders.  We believe that stocks are trading at fair value so future returns should come from the growth of businesses and dividends.

This is why growing dividends is so important.

We continue to work diligently on your behalf.

Paul Hogan, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

FAM Equity-Income Fund

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Equity-Income Fund — Portfolio Data

As of June 30, 2015 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Retail  - Apparel Stores

10.5%

Semiconductors

9.7%

Health Care Equipment/Devices

7.6%

Money Market Fund

6.8%

Machinery & Equipment

6.2%

Consumer Staples

5.2%

Computer Software & Services

4.9%

Hazardous Waste Disposal

4.7%

Oil & Gas Exploration

4.5%

Insurance Agency

4.3%

Banking

4.1%

Property & Casualty Insurance

4.0%

REITS - Data Center

3.8%

Utilities/Water

3.2%

Health Care Distribution

3.1%

Commercial Services

2.9%

Household Durables

2.8%

Technology

2.3%

Toys

2.2%

Investment Management

2.1%

Other

5.1%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its  complete  schedule  of  portfolio  holdings  with  the  Securities  and  Exchange  Commission  for  the first  and  third  quarters  of  each  fiscal  year  on  Form  N-Q;  (ii)  the  Fund’s  Forms  N-Q  are  available  on the  Commission’s  website  at  http://www.sec.gov;  (iii)  the  Fund’s  Forms  N-Q  may  be  reviewed  and copied  at  the  Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund makes  the  information  on  Form  N-Q  available  to  shareholders,  upon  request,  by  calling  FAM  Funds at 1-800-932-3271.

FAM Equity-Income Fund — Statement of Investments

June 30, 2015 (Unaudited)

SHARES

VALUE

COMMON STOCKS (93.2%)

Banking (4.1%)

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, corpora-

15,000

$   1,873,950

tions and other institutions in the Northeast and Mid-Atlantic

South State Corporation+

  •   banking services to individual and corporate customers in the Carolinas

58,000

4,407,420

+Name changed 6/30/14 from First Financial Holdings, Inc.

6,281,370

Commercial Services (2.9%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary class-

146,264

4,450,814,

room manufacturing

Computer Software & Services (4.9%)

CDW Corporation

  •   provides information technology (IT) solutions

217,000

7,438,760

Consumer Staples (5.2%)

Flowers Foods, Inc.

  •   produces and markets bakery products in the USA

378,850

8,012,677

Hazardous Waste Disposal (4.7%)

U.S. Ecology, Inc.

  •   provides radioactive, pcb, hazardous and non-hazardous waste services to

148,569

7,238,282

commercial and government customers

Health Care Distribution (3.1%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian, and

96,000

4,670,400

rehabilitation supply markets in the USA and Canada

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2015 (Unaudited)

SHARES

VALUE

Health Care Equipment/Devices (7.6%)

Meridian Bioscience, Inc.

  •   life science company that manufactures, markets and distributes a broad

78,000

$    1,453,920

range of innovative diagnostic test kits

Stryker Corporation

  •   operates a medical technology company offering Orthopedic Implants and

105,500

10,082,635

MedSurg Equipment

11,536,555

Health Care Services (1.2%)

Landauer, Inc.

  •   provides personal radiation dosimeters and radiation related services

50,000

1,782,000

Household Durables (2.8%)

Tupperware Brands Corporation

  •   manufacture and sales of preparation, storage, and serving solutions for

66,000

4,259,640

the kitchen and home

Industrial Gases (0.3%)

Airgas, Inc.

  •   supplies industrial, medical, and specialty gases; and welding equipment

4,000

423,120

and related products

Insurance Agency (4.3%)

Arthur J. Gallagher & Co.

  •   provides insurance brokerage and risk management services to

137,920

6,523,616

commercial, industrial, institutional, and governmental organizations

Investment Management (2.1%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

66,900

3,280,107

services as well as retail-banking and consumer lending services

Machinery & Equipment (6.2%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

125,600

4,496,480

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and pumps

62,984

4,949,283

9,445,763

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2015 (Unaudited)

SHARES

VALUE

Oil & Gas Exploration (4.5%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

78,000

$   6,828,900

natural gas and crude oil

Packaged Goods (1.4%)

McCormick & Company, Inc.

  •   manufactures, markets and distributes spices, seasonings, specialty

27,000

2,185,650

foods and flavorings to the entire food industry.

Property & Casualty Insurance (4.0%)

OneBeacon Insurance Group, Ltd.

  •   commercial, personal and specialty insurance products

425,866

6,179,316

Publishing (0.3%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

8,350

453,989

technical, professional and medical books and journals

REITS - Data Center (3.8%)

Digital Realty Trust Inc.

  •   engages in the ownership, acquisition, development, redevelopment and

87,000

5,801,160

management of technology-related real estate

REITS - Diversified (0.9%)

Winthrop Realty Trust

  •   real estate investment trust that engages in the ownership and manage-

95,350

1,444,553

ment of real property and real estate-related assets

Retail  - Apparel Stores (10.5%)

American Eagle Outfitters, Inc.

  •   specialty retailer of clothing, accessories, and personal care products

114,000

1,963,080

DSW Inc.

  •   operates as a branded footwear and accessories retailer

133,201

4,444,917

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

197,686

9,609,517

16,017,514

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2015 (Unaudited)

SHARES

VALUE

Semiconductors (9.7%)

Altera Corporation

  •   manufacturer of programmable logic solutions

61,000

$   3,123,200

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor

101,000

4,789,925

products for various embedded control applications

Xilinx, Inc.

  •   worldwide leader of programmable logic solutions

156,414

6,907,242

14,820,367

Specialty Chemical (1.0%)

Sigma-Aldrich Corporation

  •   develops, manufactures, purchases and distributes high quality

11,000

1,532,850

chemicals, biochemicals and equipment available throughout the world

Technology (2.3%)

National Instruments Corporation

  •   manufactures and supplies measurement and automation products

122,000

3,594,120

Toys (2.2%)

Mattel, Inc.

  •    designs, manufactures, and markets various toy products

128,299

3,296,001

Utilities/Water (3.2%)

Aqua America, Inc.

  •   water and waste water utility

198,750

4,867,387

Total Common Stocks (Cost $83,241,331)

$142,364,911

TEMPORARY INVESTMENTS (6.8%)

Money Market Fund (6.8%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)*

10,315,253

10,315,253

Total Temporary Investments (Cost $10,315,253)

$   10,315,253

Total Investments (Cost $93,556,584)

$152,680,164

*The rate shown represents the effective yield at 6/30/15

See Notes to Financial Statements

FAM Small Cap Fund

June 30, 2015

Dear Fellow FAM Small Cap Fund Shareholder,

Over  the  last  year,  while  interest  rates  have  fluctuated,  they  have  remained  low.  This  low interest rate environment has hurt “savers,” as they have earned next to nothing in checking/savings accounts, and reduced income from CDs and fixed income securities. Although interest  rates  have  moved  higher  from  a  low  in  January,  we  cannot  predict  when  or  how much they may rise going forward.

Many  of  our  portfolio  companies  are  akin  to  the  “savers”  of  the  economy  as  they  feature strong  balance  sheets  with  excess  cash.  In  fact,  many  of  our  holdings  have  zero  debt  to accompany this excess cash. While this may be prudent and/or conservative, these companies  have  been  punished  on  a  relative  basis  compared  to  those  businesses  that  have  been more  aggressive  with  their  balance  sheets.  In  particular,  aggressive  growth  stocks  that consume capital have benefited disproportionately from this environment of low interest rates and “easy money.”

As a result, over the last year, there has been a large discrepancy between the performance of  growth  and  value  stocks.  While  all  of  this  difference  surely  cannot  be  accounted  for  by low interest rates and easy money, we doubt that the discrepancy would be quite as large if this environment had not persisted.

As for us, we will stick to what we do best. We seek to invest in prudently-managed compa-

nies, that can weather any environment, at a discount to what we estimate to be their true economic worth. So far this year, these companies’ stock prices may not have been rewarded as much as their growth counterparts; however, from the changes in their intrinsic value,

in  many  cases,  you  cannot  tell  the  difference.  In  total,  the  intrinsic  value  of  our  portfolio holdings continues to grow at a healthy rate.

Performance Detail

The FAM Small Cap Fund has lagged its benchmark (Russell 2000 Index) year-to-date (YTD),

while  outperforming  over  the  1  Year,  3  Year,  and  Since  Inception  time  periods.  It  has  out- performed the S&P 500 Index over all time periods listed in the table below.

FAM Small Cap Fund

Since Inception

As of 6/30/2015

3 Year

3/1/2012

YTD

1 Year

(annualized)

(annualized)

FAM Small Cap Fund

3.20%

8.23%

18.80%

17.03%

Russell 2000 Index

4.75%

6.49%

17.81%

15.37%

S&P 500 Index

1.23%

7.42%

17.31%

15.40%

As previously mentioned, growth stocks have been outperforming value. The disparity is striking YTD. The Russell 2000 Growth Index is up 8.74% while the Russell 2000 Value

Index is up just 0.76%. In fact, growth has outperformed value in each one of the listed time periods mentioned above.

Best Performers

The Fund’s best performer, on a dollar-weighted basis, was Diamond Hill Investment

Group, Inc. with a gain of $0.78 million for the six months ended June 30, 2015. This is a business that we understand very well, the investment management business. Based out of Columbus, Ohio, they have fostered a unique culture of firm ownership and long-term oriented thinking. Furthermore, their distribution reach is not only broad, but diversified by channel. As the bulk of their assets are weighted toward the equity markets, assets under management have grown quite significantly in recent years; as a result, so has cash flow. We believe that the company may pay out a special dividend before year-end, which it has done in each of the last seven years.

The second-best performing stock was Pinnacle Financial Partners, Inc. with a gain of

$0.40 million. Pinnacle is a regional bank headquartered in Nashville, TN. The company has built a great presence in Nashville and Knoxville, and is now entering the Memphis market through a couple of recent acquisitions. Credit results continue to improve, loans are growing double-digits, and the bank remains highly profitable. If we get into a sus-

tained rising interest rate environment, Pinnacle may benefit further from an improved net interest margin as the rate they can charge to customers may increase faster than the rate paid on deposits.

Worst Performers

The worst performing stock, on a dollar-weighted basis, was Destination Maternity

Corporation with a loss of -$0.61 million for the six months ended June 30, 2015.

Unfortunately, this is not the first time that we have mentioned the company in this

FAM Small Cap Fund

worst performing section. Not long after we wrote about Destination Maternity last year,

a CEO change was made. New CEO Tony Romano is fast approaching his one-year anni-

versary with the firm. Although we cannot argue with the approach he has taken, like all transformations, it is likely to take some time before we can reap the fruits of his labor.

The second-worst performing stock was McGrath RentCorp with a loss of -$0.24 million.

Despite a rebound in their modular building business, McGrath has seen weakness in their electronic test and measurement rental equipment and Adler Tank rental busi-

nesses. Adler Tank has particularly been affected by the decline in oil and gas prices as their tanks are used by exploration and production companies. Any rebound in these commodity prices should conversely benefit McGrath.

Portfolio Activity

This year we sold Physician’s Realty Trust and US Physical Therapy, Inc. completely as they became fully valued. We also exited our position in Rosetta Stone Inc. as it no longer met our investment criteria.

We have purchased three new names this year including two regional banks: Stonegate

Bank, which is headquartered in Fort Lauderdale, Florida and National Commerce

Corporation, which is headquartered in Birmingham, Alabama. The third new holding is

Ferro Corporation, a manufacturer of specialty materials.

We have also trimmed and added to existing positions as we deemed appropriate.

Our cash balance currently stands at just over 9%.

Third Anniversary

On March 1, 2015 the Fund reached its Third Anniversary. As shareholders ourselves, we are pleased with our 3 Year and Since Inception performance on both an absolute and rel-

ative basis. Going forward, we feel it is prudent to temper your expectations. Although we hope to continue to outperform on a relative basis, we find it difficult to believe that U.S.

equities are priced to see the same gains on an absolute basis over the next three years.

Outlook

While macro-oriented headlines continue to dominate the news, we adhere to our strat-

egy of holding high-quality, small-cap securities that allow us to sleep at night. Our ongo-

ing conversations with management lead us to believe that the intrinsic values of our portfolio companies continue to head in the right direction.

FAM Small Cap Fund

We expect that the high-quality value stocks that we own should once again come back into favor, as opposed to levered and growth companies that have dominated the top of recent performance charts. Overpaying for growth is not the way to long-term value cre-

ation.

We continue to search diligently to find quality bargain opportunities on your behalf.

Thank you for investing with us in the FAM Small Cap Fund.

Marc D. Roberts, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Small Cap Fund — Portfolio Data

As of June 30, 2015 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Banking

20.4%

Transportation

10.1%

Property & Casualty Insurance

9.9%

Money Market Fund

9.0%

Investment Management

6.1%

Electronic Manufacturing

6.0%

Commercial Services

6.0%

Diversified Holding Company

5.2%

Computer Software & Services

3.6%

Oil & Gas Exploration

3.6%

Wholesale Wire & Cable

3.3%

Health Care Services

2.7%

Hazardous Waste Disposal

2.6%

Industrial Machinery

2.6%

Real Estate Mgmt. & Development

2.5%

Retail - Apparel Stores

2.3%

Other

4.1%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its  complete  schedule  of  portfolio  holdings  with  the  Securities  and  Exchange  Commission  for  the first  and  third  quarters  of  each  fiscal  year  on  Form  N-Q;  (ii)  the  Fund’s  Forms  N-Q  are  available  on the  Commission’s  website  at  http://www.sec.gov;  (iii)  the  Fund’s  Forms  N-Q  may  be  reviewed  and copied  at  the  Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund makes  the  information  on  Form  N-Q  available  to  shareholders,  upon  request,  by  calling  FAM  Funds at 1-800-932-3271.

FAM Small Cap Fund — Statement of Investments

June 30, 2015 (Unaudited)

SHARES

VALUE

COMMON STOCKS (91.0%)

Banking (20.4%)

First NBC Bank Holding Company*

•   holding company for First NBC Bank that provides various financial services for businesses, institutions, and individuals

121,000

$  4,356,000

Hudson Valley Holding Corporation

•   operates as the bank holding company for Hudson Valley Bank, N.A.

that provides banking and related services to businesses, professionals,

municipalities, not-for-profit organizations, and individuals in New York

State

114,500

3,230,045

National Commerce Corporation*

•   holding company for National Bank of Commerce and United Legacy

Bank that provides various financial services

135,397

3,493,243

Pinnacle Financial Partners, Inc.

•   holding company for Pinnacle National Bank that provides commercial banking services to individuals, small to mid-size businesses and profes-

26,500

1,440,805

sional entities

South State Corporation

•   banking services to individual and corporate customers in the Carolinas

13,300

1,010,667

Stonegate Bank

•   banking services to individual and corporate customers in Tampa and

76,000

2,254,920

Southeast and Southwest Florida.

15,785,680

Commercial Services (6.0%)

McGrath RentCorp

•   modular building and electronic test equipment rentals, subsidiary

49,500

1,506,285

classroom manufacturing

Mistras Group, Inc.*

•   provides technology-enabled asset protection solutions

166,100

3,152,578

4,658,863

Computer Software & Services (3.6%)

PC Connection, Inc.*

•   operates as a direct marketer of a range of information technology (IT)

114,100

2,822,834

solutions.

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

June 30, 2015 (Unaudited)

SHARES

VALUE

Diversified Holding Company (5.2%)

Biglari Holdings Inc.*

•   engages in the ownership, development, operation, and franchising of

9,733

$   4,027,029

restaurants

Electronic Manufacturing (6.0%)

Fabrinet*

•   provides precision optical, electro-mechanical, and electronic manufac-

250,150

4,685,309

turing services

Hazardous Waste Disposal (2.6%)

U.S. Ecology, Inc.

•   provides radioactive, pcb, hazardous and non-hazardous waste services

41,800

2,036,496

to commercial and government customers

Health Care Equipment/Devices (1.0%)

Meridian Bioscience, Inc.

•   life science company that manufactures, markets and distributes a broad

40,000

745,600

range of innovative diagnostic test kits

Health Care Services (2.7%)

Landauer, Inc.

•   provides personal radiation dosimeters and radiation related services

58,578

2,087,720

Industrial Machinery (2.6%)

John Bean Technologies Corporation

•   provides technology solutions for the food processing and air

53,000

1,992,270

transportation industries

Investment Management (6.1%)

Diamond Hill Investment Group Inc.*

•   provides investment management services to institutions and individuals

12,250

2,445,835

Westwood Holdings Group Inc.

•   manages investment assets and provides services for its clients

38,987

2,322,456

4,768,291

Oil & Gas Exploration (3.6%)

Evolution Petroleum Corp.

•   engages in the acquisition, exploitation, and development of properties

422,300

2,782,957

for the production of crude oil and natural gas

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

June 30, 2015 (Unaudited)

SHARES

VALUE

Property & Casualty Insurance (9.9%)

Amerisafe, Inc.

•   insurance holding company that markets and underwrites workers’

33,500

$   1,576,510

compensation and general liability insurance

Hallmark Financial Services, Inc.*

•   insurance holding company that markets, distributes, underwrites,

304,647

3,466,883

and services property/casualty insurance products to businesses and individuals

Infinity Property and Casualty Corporation

•   provides personal automobile insurance with a focus on nonstandard

34,265

2,598,657

auto insurance

7,642,050

Real Estate Management & Development (2.5%)

Consolidated-Tomoka Land Company

•   operates as a diversified real estate operating company

33,200

1,913,648

REITS - Diversified (1.8%)

Winthrop Realty Trust

•   real estate investment trust that engages in the ownership and manage-

90,750

1,374,862

ment of real property and real estate-related assets

Retail - Apparel Stores (2.3%)

Destination Maternity Corporation

•   designing and retail of maternity clothing in United States

150,000

1,749,000

Specialty Chemical (1.3%)

Ferro Corporation*

•   produces specialty materials in the United States and internationally

60,000

1,006,800

Transportation (10.1%)

Echo Global Logistics, Inc.*

•   provides technology-enabled transportation and supply chain manage-

102,200

3,337,852

ment solutions

FRP Holdings Inc.*

•   engages in the transportation and real estate businesses

112,335

3,643,024

Patriot Transportation Holding, Inc.*

•   operates as a tank truck carrier in North America

35,944

886,020

7,866,896

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

June 30, 2015 (Unaudited)

SHARES

VALUE

Wholesale Wire & Cable (3.3%)

Houston Wire and Cable Company

•  distributor of wire and cable products in the U.S.

256,167

$    2,541,177

Total Common Stocks (Cost $57,334,339)

$ 70,487,482

TEMPORARY INVESTMENTS (9.0%)

Money Market Fund (9.0%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)**

6,975,295

6,975,295

Total Temporary Investments (Cost $6,975,295)

$   6,975,295

Total Investments (Cost $64,309,634)

$ 77,462,777

* Non-income producing securities

** The rate shown represents the effective yield at 6/30/15

See Notes to Financial Statements

FAM Funds — Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Value Fund      Equity-IncomeFund    Small Cap Fund

Assets

Investments in securities at value (Cost

$434,628,970; $93,556,584; $64,309,634

$995,331,769

$152,680,164

$77,462,777

respectively)

Cash

741,079

112,446

316,991

Dividends and interest receivable

438,404

181,398

35,652

Total Assets

996,511,252

152,974,008

77,815,420

Liabilities

Accrued investment advisory fee

836,592

127,249

62,893

Accrued shareholder servicing and administrative fees

103,302

16,287

8,475

Accrued trustee fees

6,000

6,000

6,000

Accrued expenses

89,101

28,016

12,765

Total Liabilities

1,034,995

177,552

90,133

Net Assets

$995,476,257

$152,796,456

$77,725,287

Net Assets Consist Of:

Net capital paid in on shares of beneficial interest      $381,846,681

$  91,040,285

$63,299,135

Accumulated net investment income/(loss)

(839,041)

124,934

(13,050)

Accumulated net realized gains

53,765,818

2,507,657

1,286,059

Net unrealized appreciation

560,702,799

59,123,580

13,153,143

Net Assets

$995,476,257

$152,796,456

$77,725,287

Fund shares outstanding

14,803,337

5,973,759

4,916,094

Net Asset Value, Offering and Redemption Price per

share (unlimited shares of beneficial interest autho-

rized at $0.001 par value)

$67.25

$25.58

$15.81

See Notes to Financial Statements

FAM Funds — Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Value Fund     Equity-Income Fund     Small Cap Fund

Investment Income

Income

Dividends

$5,066,299

$1,836,579

$466,117

Interest

11,518

1,348

1,067

Total Investment Income

5,077,817

1,837,927

467,184

Expenses

Investment advisory fee (Note 2)

5,066,285

776,227

356,125

Administrative fee (Note 2)

417,636

65,980

30,271

Shareholder servicing and related

expenses (Note 2)

206,413

33,384

17,736

Printing and mailing

70,935

12,167

6,349

Professional fees

34,963

4,801

1,832

Registration fees

23,438

15,842

23,226

Custodial fees

36,909

6,675

5,235

Trustee’s fees

20,047

20,047

20,047

Officer’s fees (Note 2)

14,736

14,736

14,736

Other

25,496

11,893

4,677

Total Expenses

5,916,858

961,752

480,234

Net Investment Income/(Loss)

(839,041)

876,175

(13,050)

Realized and Unrealized Gain on Investments

Net realized gain on investments

53,765,345

2,507,657

1,286,059

Net change in unrealized appreciation/de-

preciation of investments

(41,893,585)

(2,222,808)

1,202,447

Net Realized and Unrealized Gain on

Investments

11,871,760

284,849

2,488,506

Net Increase In Net Assets From Operations

$11,032,719

$1,161,024

$2,475,456

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Six Months Ended June 30, 2015 (Unaudited) and Year Ended December 31, 2014

Value Fund

Six Months Ended

June 30, 2015

Year Ended

(Unaudited)

December 31, 2014

Change in Net Assets

From operations

Net investment income/(loss)

(839,041)

$   (2,317,895)

Net realized gain on investments

53,765,345

50,506,610

Net change in unrealized appreciation/(deprecia-

tion  of investments

(41,893,585)

71,000,696

Net increase in net assets from operations

11,032,719

119,189,411

Distributions to shareholders from:

Net investment income

—

—

Net realized gain on investments

—

(50,506,137)

Return of capital distributions

—

—

Total distributions

—

(50,506,137)

Capital share transactions (Note 3)

(10,791,487)

(15,213,144)

Total increase/(decrease) in net assets

241,232

53,470,130

Net Assets

Beginning of period

995,235,025

941,764,895

End of period*

$995,476,257

$995,235,025

*Includes accumulated net investment income/(loss) of $(839,041), $0, $124,923, $0, $(13,050) $0, respectively.

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Six Months Ended June 30, 2015 (Unaudited) and Year Ended December 31, 2014

Equity-Income Fund

Small Cap Fund

Six Months Ended

Six Months Ended

June 30, 2015

Year Ended

June 30, 2015

Year Ended

(Unaudited)

December 31, 2014

(Unaudited)

December 31, 2014

876,175

$

1,157,486

(13,050)

$

(47,747)

2,507,657

5,232,174

1,286,059

838,067

(2,222,808)

5,340,279

1,202,447

3,133,832

1,161,024

11,729,939

2,475,456

3,924,152

(751,241)

(1,157,486)

—

—

—

(5,232,174)

—

(788,736)

—

(876,582)

—

(388,333)

(751,241)

(7,266,242)

—

(1,177,069)

(9,134,818)

10,489,363

8,344,949

21,483,442

(8,725,035)

14,953,060

10,820,405

24,230,525

161,521,491

146,568,431

66,904,882

42,674,357

$152,796,456

$161,521,491

$77,725,287

$66,904,882

See Notes to Financial Statements

FAM Funds - Notes to Financial Statements (Unaudited)

Note 1  Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund are each a series of

Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. Each Fund offers a single class of shares.  The investment objective of the FAM Value Fund is to maximize long-term return on capital.  The investment objective of the FAM Equity-Income Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities.  The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of Ameri-

ca (“GAAP”),  followed by the Funds in the preparation of their financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on

NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securi-

ties, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term

Treasury Fund are valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hier-

archy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions

(unobservable inputs).  These inputs are used in determining the value of the Funds’

investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-

tion of the risk associated with investing in those securities.

FAM Funds - Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used to value each Fund’s net assets as of

June 30, 2015:

FAM Value Fund

Level 1

Common Stocks

$929,903,876

Temporary Investments

65,427,893

Total Investments in Securities

$995,331,769

FAM Equity-Income Fund

Level 1

Common Stocks

$142,364,911

Temporary Investments

10,315,253

Total Investments in Securities

$152,680,164

FAM Small Cap Fund

Level 1

Common Stocks

$  70,487,482

Temporary Investments

6,975,295

Total Investments in Securities

$  77,462,777

During the period ended June 30, 2015 there were no Level 2 or 3 inputs used to value the Funds’ net assets.  Refer to the Statement of Investments to view securities segre-

gated by industry type.

b)      Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue

Code applicable to regulated investment companies and to distribute all of its tax-

able income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the financial statements.  For the period ended June 30, 2015 manage-

ment has evaluated the tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-

FAM Funds - Notes to Financial Statements (Unaudited)

likely-than-not” of being sustained upon review by the applicable tax authority.

Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liability for unrecognized tax expense is required.  Tax years

2011 through present remain subject to examination by U.S. and New York taxing authorities.  No examination of the Fund’s tax filings is presently in progress.

c)      Use of Estimates

The preparation of financial statements in conformity with GAAP requires manage-

ment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)      Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is ac-

crued as earned and dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividends on the ex-dividend date at the fair market value of the shares received. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Distributions  to shareholders are recorded on the ex-dividend date.

Distributions to shareholders are determined in accordance with income tax regula-

tions and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts.

Note 2  Investment Advisory Fees and Other Transactions with Affiliates

Under each Investment Advisory Contract, each Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of each Fund’s average daily net assets.  The Advisor has entered into a voluntary agreement with each Fund to reduce the investment advisory fee for each Fund through December

31, 2015 to 0.95% of a Fund’s average daily net assets in excess of $1 billion.  No such fee reduction was required for the FAM Equity-Income Fund nor for the FAM Small Cap Fund

for the period ended June 30, 2015.  With respect to the FAM Value Fund, as a result of

FAM Funds - Notes to Financial Statements (Unaudited)

the voluntary fee reduction agreement with the Advisor, the advisory fee payable to the

Advisor by the FAM Value Fund was reduced by $6,343 as a result of the assets of the FAM

Value Fund being in excess of $1 billion for a portion of the period ended June 30, 2015.

Thomas Putnam is an officer and trustee of the Funds and also an officer and director of the Advisor.  The Chief Compliance Officer is an officer of the Funds and compensated by the Funds in the amount of $44,208 as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Funds their ex-

penses to the extent that such expenses, including the advisory fee, for the fiscal year ex-

ceed 2.00% of the average daily net assets. For the period ended June 30, 2015 the Advisor contractually agreed to reimburse the FAM Value Fund for its expenses to the extent such expenses exceeded 1.28% of the average daily net assets; the FAM Equity-Income Fund for its expenses to the extent such expenses exceeded 1.40% of the average daily net assets;

and the FAM Small Cap Fund for its expenses to the extent such expenses exceed 1.50% of the average daily net assets.  No such reimbursement was required for the period ended

June 30, 2015 for the FAM Value, FAM Equity-Income Fund and FAM Small Cap Fund.

FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advi-

sor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per share-

holder account.  For the period ended June 30, 2015, shareholder servicing agent fees paid to FSS were as follows:

FAM Value Fund

$206,413

FAM Equity-Income Fund

$   33,384

FAM Small Cap Fund

$   17,736

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of the Funds’ average daily net assets, and 0.075%

thereafter.  For the period ended June 30, 2015, the Funds’ administrative fees paid to FSS amounted to:

FAM Value Fund

$417,636

FAM Equity-Income Fund

$  65,980

FAM Small Cap Fund

$   30,271

Fenimore Securities, Inc. (“FSI”), a company also under common control with the Advi-

sor, acts as distributor of the Funds’ shares.  FSI receives no compensation for providing distribution services to the Funds.

FAM Funds - Notes to Financial Statements (Unaudited)

Note 3.  Shares of Beneficial Interest

At June 30, 2015 an unlimited number of $0.001 par value of beneficial interest were authorized.

Transactions for each Fund are as follows:

SIX MONTHS ENDED  6/30/15

YEAR ENDED 12/31/14

FAM Value Fund

Shares

Amount

Shares

Amount

Shares sold

794,147      $  53,050,272

649,597       $41,866,671

Shares issued on reinvest-

ment of distributions

—

—

716,244

48,031,304

Shares redeemed

(939,472)

(63,841,759)

(1,653,946)     (105,111,119)

Net Increase/Decrease

(145,325)     $(10,791,487)

(288,105)     $(15,213,144)

FAM Equity-Income Fund

Shares sold

192,065      $    4,953,180

722,585

$18,261,703

Shares issued on reinvest-

ment of distributions

27,611

712,665

243,320

6,249,652

Shares redeemed

(573,328)      (14,800,663)

(556,848)      (14,021,992)

Net Increase

(353,652)     $  (9,134,818)

409,057       $10,489,363

FAM Small Cap Fund

Shares sold

725,537      $ 11,037,851

1,657,490       $24,023,657

Shares issued on reinvest-

ment of distributions

—

—

76,153

1,168,953

Shares redeemed

(175,625)

(2,692,902)

(256,337)

(3,709,168)

Net Increase

549,912      $    8,344,949

1,477,306

$21,483,442

FAM Funds - Notes to Financial Statements (Unaudited)

Note 4.  Investment Transactions

During the period ended June 30, 2015, purchases and sales of investment securities,

other than short-term obligations were:

Purchases

Sales

FAM Value Fund

$33,957,136

$70,735,964

FAM Equity-Income Fund

$  3,536,620

$16,336,449

FAM Small Cap Fund

$12,055,340

$   7,243,543

The cost of securities for federal income tax purposes is the same as shown in the state-

ment of investments.

Note 5.  Income Taxes and Distributions to Shareholders

The components of accumulated income/(losses) on a tax basis at December 31, 2014 (the

Funds’ most recent tax year end) were as follows:

Undistributed

Undistributed

Unrealized

Ordinary

Long-Term

Appreciation

Income

Gain

FAM Value Fund

—

$473

$602,596,384

FAM Equity-Income Fund

—

—

$   61,346,388

FAM Small Cap Fund

—

—

$   11,950,696

The aggregate gross unrealized appreciation and depreciation of portfolio securities at

June 30, 2015, based on cost for federal income tax purposes, was as follows:

FAM Value Fund

Unrealized appreciation

$565,527,030

Unrealized depreciation

(4,809,962)

Net unrealized appreciation

$560,717,068

FAM Equity-Income Fund

Unrealized appreciation

$   59,015,265

Unrealized depreciation

(1,280,662)

Net unrealized appreciation

$   57,734,603

FAM Small Cap Fund

Unrealized appreciation

$   16,195,930

Unrealized depreciation

(3,441,235)

Net unrealized appreciation

$    12,754,695

FAM Funds - Notes to Financial Statements (Unaudited)

The tax composition of dividends and distributions paid to shareholders for the six months ended June 30, 2015, and the year ended 2014:

Six Months Ended

Year Ended

June 30, 2015

December 31, 2014

FAM Value Fund

Ordinary income

—

—

Long-term capital gain

—

$50,506,137

Return of capital

—

—

—

$50,506,137

FAM Equity-Income Fund

Ordinary income

$751,241

$  1,157,486

Long-term capital gain

—

5,232,174

Return of capital

—

876,582

$751,241

$7,266,242

FAM Small Cap Fund

Ordinary income

—

$    454,776

Long-term capital gain

—

333,960

Return of capital

—

388,333

—

$1,177,069

Note 6.  Line of Credit

The FAM Value Fund, Equity-Income Fund, and Small Cap Fund each has a line of credit up to 33 1/3% of its net assets with a maximum of $125,000,000, $20,000,000, and

$3,000,000, respectively.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank.  The line of credit is available until December 1, 2015, when any advances are to be repaid.  During the period ended June 30, 2015, no amounts were drawn from the available lines.

FAM Funds - Notes to Financial Statements (Unaudited)

Note 7.  Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications.  The Funds’

maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred.  However, based on the experience of the Advisor, the Funds expect the risk of loss to be remote.

Note 8.  Subsequent Events

Management has evaluated subsequent events through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FAM Funds - Notes to Financial Statements (Unaudited)

Note 9.  Financial Highlights

FAM Value Fund

Years Ended December 31,

Six Months

Per share information

Ended

(For a share outstanding throughout each

June 30, 2015

period)

(Unaudited)

2014

2013

2012

2011

2010

Net asset value, beginning of period

$66.58

$61.81

$48.88

$45.15

$45.34

$39.32

Income/Loss from investment operations:

Net investment income/(loss)†

(0.06)

(0.16)

(0.18)

0.06

(0.04)

0.09

Net realized and unrealized

gain/(loss) on investments

0.73

8.47

16.28

5.07

(0.15)

6.61

Total from investment operations

0.67

8.31

16.10

5.13

(0.19)

6.70

Less distributions:

Dividends from net investment income

—

—

—

(0.07)

—*

(0.09)

Distributions from net realized gains

—

(3.54)

(3.16)

(1.32)

—*

(0.59)

Return of capital

—

—

(0.01)

(0.01)

—

—

Total distributions

—

(3.54)

(3.17)

(1.40)

—*

(0.68)

Change in net asset value for the period

0.67

4.77

12.93

3.73

(0.19)

6.02

Net asset value, end of period

$67.25

$66.58

$61.81

$48.88

$45.15

$45.34

Total Return

1.01%**

13.41%

32.96%

11.39%

(0.41)%

17.02%

Ratios/supplemental data

Net assets, end of period (000)

$995,476

$995,235

$941,765

$731,983

$698,546       $737,211

Ratios to average net assets of:

Expenses

1.16%***

1.18%

1.19%

1.21%

1.22%

1.23%

Net investment income/(loss)

(0.16)%***

(0.25)%

(0.24)%

0.13%

(0.10)%

0.21%

Portfolio turnover rate

3.61%**

6.08%

8.38%

4.41%

7.78%

5.08%

†Based on average shares outstanding.

     *Per share amount is less than $0.005.

   **Not Annualized

***Annualized

FAM Funds - Notes to Financial Statements (Unaudited)

Note 9.  Financial Highlights

FAM Equity-Income Fund

Years Ended December 31,

Six Months

Per share information

Ended

(For a share outstanding throughout each

June 30, 2015

2014

2013

2012

2011

2010

period)

(Unaudited)

Net asset value, beginning of period

$25.53

$24.77

$20.08

$19.39

$18.43

$16.02

Income/Loss from investment operations:

Net investment income†

0.14

0.19

0.17

0.24

0.29

0.36

Net realized and unrealized

gain on investments

0.04

1.75

5.79

1.88

0.95

2.41

Total from investment operations

0.18

1.94

5.96

2.12

1.24

2.77

Less distributions:

Dividends from net investment income

(0.13)

(0.19)

(0.18)

(0.26)

(0.28)

(0.36)

Distributions from net realized gains

—

(0.85)

(1.03)

(1.14)

—

—

Return of capital

—

(0.14)

(0.06)

(0.03)

—

—

Total distributions

(0.13)

(1.18)

(1.27)

(1.43)

(0.28)

(0.36)

Change in net asset value for the period

0.05

0.76

4.69

0.69

0.96

2.41

Net asset value, end of period

$25.58

$25.53

$24.77

$20.08

$19.39

$18.43

Total Return

0.68%**

7.85%

29.79%

11.02%

6.79%

17.47%

Ratios/supplemental data

Net assets, end of period (000)

$152,796

$161,521

$146,568

$112,940

$125,832

$85,824

Ratios to average net assets of:

Before waivers:

Expenses

1.23%***

1.26%

1.29%

1.31%

1.40%

1.41%

Net investment income

1.12%***

0.76%

0.71%

1.17%

1.57%

2.10%

After waivers:

Expenses

1.23%***

1.26%

1.29%

1.31%

1.40%

1.40%

Net investment income

1.12%***

0.76%

0.71%

1.17%

1.57%

2.11%

Portfolio turnover rate

2.41%**

10.73%

10.33%

43.0%

17.96%

13.38%

   † Based on average shares outstanding.

     **Not Annualized

***Annualized

FAM Funds - Notes to Financial Statements (Unaudited)

Note 9.  Financial Highlights

FAM Small Cap Fund

Six Months

For the Period

Ended

Ended

Per share information

June 30, 2015

2014

2013

December 31, 2012*

(For a share outstanding throughout each period)

(Unaudited)

Net asset value, beginning of period

$15.32

$14.77

$11.03

$10.00

Income/Loss from investment operations:

Net investment income/(loss)†(a)

0.00

(0.01)

0.04

(0.04)

Net realized and unrealized gain on

0.49

0.83

4.43

1.07

investments

Total from investment operations

0.49

0.82

4.47

1.03

Less distributions:

Dividends from net investment income

—

—

(0.03)

—

Distributions from net realized gains

—

(0.18)

(0.70)

—

Return of capital

—

(0.09)

(0.00)(a)

—

Total distributions

—

(0.27)

(0.73)

—

Change in net asset value for the period

0.49

0.55

3.74

1.03

Net asset value, end of period

$15.81

$15.32

$14.77

$11.03

Total Return

3.20%**

5.58%

40.49%

10.30%**

Ratios/supplemental data

Net assets, end of period (000)

$77,725

$66,905

$42,674

$16,841

Ratios to average net assets of:

Before waivers:

Expenses

1.34%***

1.42%

1.57%

2.79%***

Net investment income/(loss)

(0.04)%***

(0.09)%

0.05%

(1.89)%***

After waivers:

Expenses

1.34%***

1.42%

1.35%

1.46%***

Net investment income/(loss)

(0.04)%***

(0.09)%

0.27%

(0.56)%***

Portfolio turnover rate

11.26%**

13.40%

19.65%

7.59%**

   † Based on average shares outstanding.

    * Small Cap Fund inception 3/1/12

 ** Not Annualized

*** Annualized

  (a) Amount is less than $0.01 per share.

FAM Funds — Expense Data

As of June 30, 2015 (Unaudited)

As  a  shareholder  of  the  Funds,  you  incur  ongoing  costs,  including  management  fees,  and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare  these  costs  with  the  ongoing  costs  of investing in other mutual funds.

The  Example  is  based  on  an  investment  of  $1,000  at  the  beginning  of  the  period  and  held for the entire period (1/1/2015 to 6/30/2015).

Actual Expenses

Line  (A)  of  the  following  tables  provides  information  about  actual  account  values  and  actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value  by  $1,000  (for  example,  an  $8,600  account  value  divided  by  $1,000  =  8.6),  then  multiply  the  result  by  the  number  in  the  line  for  your  share  class  under  the  heading  entitled “Expenses  Paid  During  Period”  to  estimate  the  expenses  you  paid  on  your  account  during this period.

Hypothetical Example for Comparison Purposes

Line (B) of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of re-

turn of 5% per year before expenses, which is not the Fund’s actual return. The hypotheti-

cal  account  values  and  expenses  may  not  be  used  to  estimate  the  actual  ending  account balance or expenses you paid for the period. You may use this information to compare the ongoing  costs  of  investing  in  the  Fund  and  other  funds.  To  do  so,  compare  this  5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, line (B) of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

FAM Funds — Expense Data continued

Six months ended June 30, 2015 (Unaudited)

FAM Value Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2015

6/30/15

During Period

A.  Ongoing Costs Based on Actual Fund

$1,000.00

$1,010.10

$5.78*

Return

B.   Ongoing Costs Based on Hypothetical

$1,000.00

$1,019.25

$5.81*

5% Yearly Return

*Expenses are equal to the Fund’s annualized expense ratio of (1.16%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAM Equity-Income Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2015

6/30/15

During Period

A. Ongoing Costs Based on Actual Fund

$1,000.00

$1,006.80

$6.12*

Return

B.  Ongoing Costs Based on Hypothetical

$1,000.00

$1,018.90

$6.16*

5% Yearly Return

*Expenses are equal to the Fund’s annualized expense ratio of (1.23%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAM Small Cap Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2015

6/30/2015

During Period

A.  Ongoing Costs Based on Actual Fund

$1,000.00

$1,032.00

$6.75*

Return

B. Ongoing Costs Based on Hypothetical

$1,000.00

$1,018.36

$6.71*

5% Yearly Return

* Expenses are equal to the Fund’s net annualized expense ratio of (1.34%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAM Funds — Supplemental Information (Unaudited)

Statement Regarding Availability of Proxy Voting Policies and Procedures.

Please note that a description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling

FAM Funds at 1-800-932-3271; (ii) and on the Securities and Exchange Commission’s website at

http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record.

Please note that information regarding how the Funds voted proxies relating to portfolio se-

curities during the most recent 12-month period ended June 30 is available (i) without charge,

upon request, by calling FAM Funds at 1-800-932-3271; or on the FAM Fund’s Website at

http://famfunds.com (ii) and on the Securities and Exchange Commission’s website at

http://www.sec.gov.

See Notes to Financial Statements

Investment Advisor

Fenimore Asset Management, Inc.

Cobleskill, NY

Custodian

U.S. Bank, N.A.

Cincinnati, OH

Trustees

Donald J. Boteler

Paul Keller, CPA

Fred “Chico” Lager

John J. McCormack, Jr.,

Independent Chairman

Kevin J. McCoy, CPA

Thomas O. Putnam

Barbara V. Weidlich

Legal Counsel

Dechert LLP

Washington, DC

Shareholder Servicing Agent

FAM Shareholder Services, Inc.

Cobleskill, NY

Distributor

Fenimore Securities, Inc.

Cobleskill, NY

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800) 932-3271

www.famfunds.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

This Schedule of Investments in securities of unaffiliated issuers is included as part of the Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company
Act of 1940, as amended (the "Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:

(Attached hereto).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fenimore Asset Management Trust

By (Signature and Title)* /s/ Thomas O. Putnam
---------------------------
Thomas O. Putnam, President

Date August 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas O. Putnam
---------------------------
Thomas O. Putnam, President

Date August 7, 2015

By (Signature and Title)* /s/ Joseph A. Bucci
--------------------------
Joseph A. Bucci, Treasurer

Date August 7, 2015

* Print the name and title of each signing officer under his or her signature.